Taxes - Schedule of Reconciles China Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles China Statutory Rates [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	0.40%	(0.40%)	(0.40%)
R&D credits	0.70%	0.30%	0.20%
Change in valuation allowance and others	(20.20%)	(24.80%)	(24.80%)
Effective tax rate	5.90%	0.10%	0.00%